STOCK CAPITAL (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exercise price	$ 0.180	$ 0.168
Options outstanding as of December 31, 2012	4,751,665	4,938,821
Weighted average remaining contractual Life Years	6 years 3 months 3 days
Options exercisable as of December 31, 2012	3,848,609
Exercise Price 0.00005 [Member]
Exercise price	$ 0.00005
Options outstanding as of December 31, 2012	499,998
Weighted average remaining contractual Life Years	7 years 11 months 12 days
Options exercisable as of December 31, 2012	444,443
Exercise Price 0.067 [Member]
Exercise price	$ 0.067
Options outstanding as of December 31, 2012	116,668
Weighted average remaining contractual Life Years	6 years 6 months
Options exercisable as of December 31, 2012	116,668
Exercise Price 0.15 [Member]
Exercise price	$ 0.15
Options outstanding as of December 31, 2012	2,144,999
Weighted average remaining contractual Life Years	7 years 3 months 29 days
Options exercisable as of December 31, 2012	1,838,332
Exercise Price 0.18 [Member]
Exercise price	$ 0.18
Options outstanding as of December 31, 2012	670,000
Weighted average remaining contractual Life Years	7 years 5 months 19 days
Options exercisable as of December 31, 2012	528,333
Exercise Price 0.2 [Member]
Exercise price	$ 0.2
Options outstanding as of December 31, 2012	520,000
Weighted average remaining contractual Life Years	8 years 6 months 3 days
Options exercisable as of December 31, 2012	357,500
Exercise Price 0.26 [Member]
Exercise price	$ 0.26
Options outstanding as of December 31, 2012	355,000
Weighted average remaining contractual Life Years	9 years 7 months 2 days
Options exercisable as of December 31, 2012	118,333
Exercise Price 0.32 [Member]
Exercise price	$ 0.32
Options outstanding as of December 31, 2012	30,000
Weighted average remaining contractual Life Years	7 years 1 month 13 days
Options exercisable as of December 31, 2012	30,000
Exercise Price 0.39 [Member]
Exercise price	$ 0.39
Options outstanding as of December 31, 2012	115,000
Weighted average remaining contractual Life Years	4 years 6 months
Options exercisable as of December 31, 2012	115,000
Exercise Price 0.4 [Member]
Exercise price	$ 0.4
Options outstanding as of December 31, 2012	110,000
Weighted average remaining contractual Life Years	3 years 5 months 19 days
Options exercisable as of December 31, 2012	110,000
Exercise Price 0.47 [Member]
Exercise price	$ 0.47
Options outstanding as of December 31, 2012	110,000
Weighted average remaining contractual Life Years	4 years 2 months 19 days
Options exercisable as of December 31, 2012	110,000
Exercise Price 0.75 [Member]
Exercise price	$ 0.75
Options outstanding as of December 31, 2012	80,000
Weighted average remaining contractual Life Years	2 years 2 months 5 days
Options exercisable as of December 31, 2012	80,000